Shareholder Report, Line Graph (Details) - USD ($)		6 Months Ended	12 Months Ended
	Nov. 02, 2023	Apr. 30, 2024	Oct. 31, 2024	Oct. 31, 2024
Kingsbarn Dividend Opportunity ETF [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Kingsbarn Dividend Opportunity ETF
Accumulated Value	$ 10,000	$ 11,876	$ 12,249
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Index
Accumulated Value	10,000	11,972	13,658
MVIS US Mortgage REITs Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				MVIS US Mortgage REITs Index
Accumulated Value	10,000	10,801	11,850
MVIS US Business Development Companies Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				MVIS US Business Development Companies Index
Accumulated Value	$ 10,000	$ 11,476	$ 11,843